SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.SUBSEQUENT EVENTS

On May 30, 2018, the Company filed the Schedule 13E-3 under Rule 13e-3 for a “going private transaction” in connection with the definitive merger agreement entered into on March 26, 2018 with Yunfeng Capital (“Yunfeng”) and Alibaba Group Holding Limited (“Alibaba”) (collectively, the “Sponsors”). The agreement stipulates the Sponsors will acquire all of the outstanding Class A common shares (“Class A Shares”), Class C common shares (together with Class A Shares, the “Shares”) and American depositary shares (“ADSs,” each representing ½ of a Class A Share) of the Company in an all-cash transaction for $20.00 per ADS or $40.00 per Share. The merger agreement was amended on May 29, 2018 to include Taobao China Holding Limited, Yunfeng Fund III, L.P., Yunfeng Fund III Parallel Fund, L.P. and Boyu Capital Fund III, L.P. as the final sponsors for the transaction.

In July 2018, the Group obtained a one-year loan framework agreement for a short-term borrowing facility totalling RMB200,000,000 (equivalent to $31,886) with Shanghai Pudong Development Bank Shanghai Branch to satisfy its daily operation needs, of which RMB48,960,000 (equivalent to $7,805) was drawn down in August 2018. The loan bears interest at a rate of 5% per annum with maturity dates in August 2019.